United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21803

THE CAMPBELL MULTI-STRATEGY TRUST

(Exact name of the registrant as specified in charter)

210 West Pennsylvania Avenue
Towson, Maryland 21204

(Address of principle executive offices) (Zip code)

Theresa D. Becks
Campbell & Company Investment Adviser LLC
210 West Pennsylvania Avenue
Towson, Maryland 21204

(name and address for agent for service)

Registrant’s telephone number including area code: (800) 698-7235

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments (Unaudited)

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES
Common Stocks (United States)
Consumer Discretionary
99 Cents Only Stores *	2,091	$21,475	0.01%
Aaron Rents Inc Cl B	2,174	$48,480	0.02%
Advance Auto Pts Inc	1,243	$41,715	0.02%
Aeropostale *	1,799	$34,289	0.01%
American Greetings Corp Cl A	1,928	$50,899	0.02%
Arbitron Inc	5,268	$238,851	0.09%
Autozone Inc *	1,097	$127,406	0.05%
Big Lots Inc *	363	$10,832	0.00%
Black & Decker Mfg Co	588	$48,980	0.02%
Block H & R Inc	2,673	$56,614	0.02%
Bob Evans Farms Inc	4,116	$124,221	0.05%
Borders Group Inc	1,203	$16,036	0.01%
Borgwarner Inc	512	$46,863	0.02%
Brunswick Corp	688	$15,728	0.01%
Cbrl Group Inc	1,853	$75,602	0.03%
Cbs Corp New Cl B	417	$13,136	0.00%
Cec Entmt Inc *	1,299	$34,904	0.01%
Centex Corp	188	$4,995	0.00%
Charlotte Russe Hldg Inc *	1,888	$27,640	0.01%
Cke Restaurants Inc	197	$3,193	0.00%
Coach Inc *	236	$11,156	0.00%
Coldwater Creek Inc *	1,102	$11,968	0.00%
Columbia Sportswear Co	950	$52,545	0.02%
Corinthian Colleges Inc *	3,785	$60,219	0.02%
Deckers Outdoor Corp *	233	$25,583	0.01%
Devry Inc Del	926	$34,271	0.01%
Directv Group Inc *	353	$8,571	0.00%
Echostar Communications Corp N Cl A*	321	$15,026	0.01%
Family Dollar Stores Inc	912	$24,223	0.01%
Gap Inc	981	$18,090	0.01%
Gaylord Entmt Co New *	1,139	$60,618	0.02%
Genuine Parts Co	728	$36,400	0.01%
Guess Inc	680	$33,340	0.01%
Hasbro Inc	696	$19,404	0.01%
Home Depot Inc	1,070	$34,711	0.01%
K-Swiss Inc Cl A	238	$5,453	0.00%
Kohls Corp *	431	$24,709	0.01%
Lamar Advertising Cocl A *	2,129	$104,257	0.04%
Lennar Corp Cl A	2,990	$67,724	0.03%
Macys Inc	211	$6,820	0.00%
Madden Steven Ltd *	3,915	$74,189	0.03%
Marinemax Inc *	4,420	$64,355	0.02%
Marvel Entmt Inc *	287	$6,727	0.00%
Meredith Corp	1,267	$72,599	0.03%
Omnicom Group Inc	3,266	$157,062	0.06%
Panera Bread Co Cl A *	827	$33,742	0.01%
Pantry Inc *	3,640	$93,293	0.03%
Papa Johns Intl Inc *	396	$9,678	0.00%
Petsmart Inc	713	$22,745	0.01%
Polo Ralph Lauren Corp Cl A	441	$34,288	0.01%
Pulte Homes Inc	1,765	$24,022	0.01%
Radioshack Corp Del	1,375	$28,408	0.01%
Regis Corp Minn	685	$21,858	0.01%
Rent A Ctr Inc New *	1,327	$24,059	0.01%
Ross Stores	1,427	$36,588	0.01%
Saks Inc *	346	$5,934	0.00%
Scholastic Corp *	1,851	$64,526	0.02%
Sherwin Williams Co	1,106	$72,675	0.03%
Staples Inc	2,157	$46,354	0.02%
Tenneco Inc *	592	$18,358	0.01%
Tiffany & Co	360	$18,846	0.01%
Tween Brands Inc *	708	$23,251	0.01%
Vf Corp	894	$72,191	0.03%
Warnaco Group Inc *	984	$38,445	0.01%
Wendy'S International Inc	326	$11,381	0.00%
Whirlpool Corp	1,924	$171,428	0.06%
Williams-Sonoma Inc	1,163	$37,937	0.01%
Zale Corp New *	1,810	$41,883	0.02%
Total Consumer Discretionary		$3,023,767	1.11%

Consumer Staples
Church & Dwight Co.Inc.	333	$15,664	0.01%
Clorox Co	348	$21,225	0.01%
Corn Prods Intl Inc	1,234	$56,604	0.02%
Dean Foods Co New*	2,913	$74,515	0.03%
Del Monte Foods Co	14,169	$148,775	0.06%
Estee Lauder Companies Inc Cl A	1,890	$80,249	0.03%
General Mls Inc	468	$27,149	0.01%
Heinz H J Co	97	$4,481	0.00%
Molson Coors Brewing	1,064	$106,049	0.04%
Nbty Inc *	142	$5,765	0.00%
Performance Food Group Co *	467	$14,071	0.01%
Pilgrims Pride Corp	354	$12,294	0.00%
Supervalue Inc	76	$2,965	0.00%
United Nat Foods Inc *	1,427	$38,843	0.01%
Total Consumer Staples		$608,648	0.23%

Energy
Anadarko Pete Corp	1,558	$83,743	0.03%
Atwood Oceanics Inc *	748	$57,267	0.02%
Bristow Group Inc *	2,485	$108,619	0.04%
Comstock Res Inc *	1,104	$34,047	0.01%
Conocophillips	826	$72,498	0.03%
Ensco International Inc	1,782	$99,970	0.04%
Grey Wolf Inc *	11,565	$75,751	0.03%
Hess Corp	1,302	$86,622	0.03%
Lufkin Inds Inc	1,803	$99,201	0.04%
Marathon Oil Corp	922	$52,572	0.02%
Murphy Oil Corp	1,889	$132,022	0.05%
Noble Energy Inc	2,048	$143,442	0.05%
Occidental Pete Corp	1,149	$73,628	0.03%
Plains Exploration & Productio *	1,182	$52,268	0.02%
Rowan Cos Inc	3,036	$111,057	0.04%
Southwestern Energy Co Delaware *	194	$8,119	0.00%
Superior Energy Svcs Inc *	8,858	$313,928	0.12%
Swift Energy Co *	2,172	$88,878	0.03%
Tetra Technologies Inc Del *	2,509	$53,040	0.02%
Tidewater Inc	5,435	$341,535	0.13%
Unit Corp *	2,996	$145,006	0.05%
Usec Inc *	9,994	$102,439	0.04%
Total Energy		$2,335,653	0.87%

Financials
Aflac Inc	991	$56,527	0.02%
American Finl Group Inc Ohio	853	$24,328	0.01%
Associated Banc Corp	1,456	$43,141	0.02%
Avalonbay Communities Inc	429	$50,648	0.02%
City National Corp CA	893	$62,072	0.02%
Cna Finl Corp	2,102	$82,651	0.03%
Colonial Bancgroup Inc	1,120	$24,214	0.01%
Colonial Properties Trust Reit	253	$8,678	0.00%
Comerica Inc	832	$42,665	0.02%
Commerce Bancorp Inc	433	$16,792	0.01%
Delphi Finl Group Inc Cl A	75	$3,032	0.00%
E Trade Finl Corp *	1,572	$20,515	0.01%
Eaton Vance Corp	978	$39,081	0.01%
Entertainment Properties Trust Reit	120	$6,096	0.00%
Essex Ppty Tr Inc	265	$31,156	0.01%
Federated Invs Inc Pa Cl B	2,458	$97,583	0.04%
Felcor Lodging Trust	3,987	$79,461	0.03%
Fifth Third Bancorp	6,037	$204,534	0.08%
Home Properties Inc	46	$2,400	0.00%
Huntington Natl Bk Columbus Oh	1,384	$23,500	0.01%
Istar Financial Inc Reit	1,924	$65,397	0.02%
Jones Lang Lasalle Inc	1,748	$179,624	0.07%
Kilroy Realty Corporation El Reit	423	$25,646	0.01%
Knight Capital Group Inc *	4,214	$50,399	0.02%
Landamerica Finl Group Inc	1,176	$45,840	0.02%
Lexington Realty Trust	2,873	$57,489	0.02%
Lincoln Natl Corp Ind	634	$41,825	0.02%
Mercury General Corp	666	$35,917	0.01%
Mid-America Apartment Communit Reit	152	$7,577	0.00%
Morgan Stanley	555	$34,965	0.01%
National City Corp	2,087	$52,363	0.02%
Nationwide Finl Svcs Inc Cl A	2,276	$122,494	0.05%
Philadelphia Cons Hldg Corp *	2,008	$83,011	0.03%
Potlatch Holdings Inc	1,063	$47,867	0.02%
Prologis Reit	748	$49,630	0.02%
Prudential Finl Inc Internotes	951	$92,799	0.03%
Public Storage	420	$33,033	0.01%
Rayonier Inc	550	$26,422	0.01%
Simon Property Group Inc Reit	394	$39,400	0.01%
Suntrust Bks Inc	1,091	$82,556	0.03%
Svb Financial Group *	3,776	$178,831	0.07%
The Hanover Insurance Group In	1,180	$52,144	0.02%
Torchmark Corp	234	$14,583	0.01%
Unitrin	1,101	$54,599	0.02%
Unum Group	1,200	$29,364	0.01%
Waddell & Reed Finl Inc Cl A	188	$5,082	0.00%
Webster Finl Corp Waterbury Co	425	$17,901	0.01%
World Acceptance Corp (S.C.) *	796	$26,332	0.01%
Total Financials		$2,472,162	0.93%

Health Care
Abbott Laboratories	449	$24,075	0.01%
Aetna Inc New	2,061	$111,850	0.04%
Affymetrix Inc *	698	$17,708	0.01%
Alpharma Inc Cl A *	6,470	$138,199	0.05%
Amedisys Inc *	1,653	$63,508	0.02%
American Medical Systems Holdi *	9,957	$168,771	0.06%
Cardinal Health Inc	2,804	$175,334	0.07%
Centene Corp Del *	1,810	$38,933	0.01%
Cerner Corp *	1,295	$77,454	0.03%
Chemed Corp	172	$10,692	0.00%
Community Health Systems Inc *	8,730	$274,471	0.10%
Health Mgmt Assoc Inc New Cl A	11,930	$82,794	0.03%
Illumina Inc *	827	$42,905	0.02%
King Pharmaceuticals Inc *	12,370	$144,976	0.05%
Laboratory Corp Amer Hldgs *	1,141	$89,260	0.03%
Magellan Health Services Inc ( *	377	$15,299	0.01%
Matria Healthcare Inc *	1,181	$30,895	0.01%
Millennium Pharmaceuticals Inc*	1,212	$12,302	0.00%
Millipore Corp *	95	$7,201	0.00%
Mylan Laboratories Inc	2,797	$44,640	0.02%
Palomar Med Technologies Inc *	828	$23,590	0.01%
Parexel International Corp *	900	$37,143	0.01%
Perkinelmer Inc	653	$19,074	0.01%
Pharmaceutical Products Develo	1,015	$35,972	0.01%
Quest Diagnostics Inc	1,912	$110,456	0.04%
Schering Plough Corp	1,695	$53,613	0.02%
Steris Corp	1,281	$35,010	0.01%
Sunrise Senior Living Inc *	2,288	$80,927	0.03%
Unitedhealth Grp	187	$9,056	0.00%
Vca Antech Inc *	748	$31,229	0.01%
West Pharmaceutical Services I	949	$39,535	0.01%
Wyeth Shs	2,085	$92,887	0.03%
Zimmer Holdings Inc *	294	$23,811	0.01%
Total Health Care		$2,163,571	0.77%

Industrials
A.O.Smith Corp	168	$7,372	0.00%
Aar Corp *	2,414	$73,241	0.03%
Actuant Corp	476	$30,926	0.01%
Agco Corp *	73	$3,706	0.00%
Alaska Air Group Inc *	394	$9,097	0.00%
Alexander & Baldwin Inc	276	$13,836	0.01%
Allied Waste Inds Inc*	3,978	$50,720	0.02%
Avery Dennison Corp CA	1,539	$87,754	0.03%
Belden Inc	396	$18,576	0.01%
Briggs & Stratton Corp	1,110	$27,950	0.01%
Clean Hbrs Inc *	265	$11,798	0.00%
Consolidated Graphics Inc *	144	$9,042	0.00%
Continental Airlines Inc Cl B *	270	$8,918	0.00%
Cooper Ind Inc Cl A	271	$13,845	0.01%
Corrections Corp Amer New *	1,606	$42,029	0.02%
Csx Corp	230	$9,828	0.00%
Donnelley R R & Sons Co	738	$26,981	0.01%
Dun & Bradstreet Corp Del New	299	$29,484	0.01%
Fedex Corp	1,809	$189,493	0.07%
Forward Air Corp	674	$20,072	0.01%
General Cable Corp Del New *	520	$34,902	0.01%
General Dynamics Corp	393	$33,197	0.01%
Hexcel Corporation *	463	$10,515	0.00%
Hub Group Inc Cl A *	6,326	$189,970	0.07%
Hunt J B Trans Svcs Inc	981	$25,800	0.01%
Ikon Office Solutions Inc	2,537	$32,600	0.01%
Joy Global Inc	984	$50,046	0.02%
Kansas City Southn *	330	$10,616	0.00%
Kaydon Corp	2,143	$111,415	0.04%
Labor Ready Inc *	1,229	$22,749	0.01%
Manpower Inc Wis	3,476	$223,681	0.08%
Masco Corp	1,776	$41,150	0.02%
Nci Bldg Sys Inc *	1,263	$54,574	0.02%
Northrop Grumman Corp	1,427	$111,306	0.04%
Old Dominion Freight Line Inc *	2,177	$52,183	0.02%
Pall Corp	1,308	$50,881	0.02%
Resources Connection Inc *	786	$18,196	0.01%
Rockwell Collins Inc Del	678	$49,521	0.02%
Shaw Group Inc *	1,875	$108,938	0.04%
Steelcase Inc Cl A	1,506	$27,078	0.01%
Stericycle Inc *	880	$50,301	0.02%
Timken Co	869	$32,283	0.01%
Triumph Group Inc New	354	$28,925	0.01%
Union Pacific Corp	1,104	$124,818	0.05%
United Stationers Inc *	311	$17,267	0.01%
Universal Fst Prods Inc	2,290	$68,471	0.03%
Wabtec	1,565	$58,625	0.02%
Watts Water Technologies Inc Cl A	5,991	$183,924	0.07%
Werner Enterprises Inc	8,623	$147,884	0.06%
Ww Grainger Inc	545	$49,699	0.02%
Total Industrials		$2,706,182	1.01%

Information Technology
Aci Worldwide Inc *	1,605	$35,872	0.01%
Akamai Technologies Inc *	3,166	$90,959	0.03%
Amdocs Ltd *	825	$30,682	0.01%
Analog Devices Inc	1,854	$67,041	0.02%
Ansys Inc *	987	$33,726	0.01%
Applied Matls Inc	3,505	$72,554	0.03%
Arris Group Inc *	1,806	$22,304	0.01%
Atmi Inc *	335	$9,966	0.00%
Brooks Automation Inc *	9,306	$132,517	0.05%
Cognizant Technology Solutions Cl A*	653	$52,103	0.02%
Commscope Inc *	2,176	$109,322	0.04%
Compuware Corp *	7,711	$61,842	0.02%
Convergys Corp *	1,622	$28,158	0.01%
Diebold Inc	2,084	$94,655	0.04%
Electronic Data Sys Corp	3,304	$72,159	0.03%
Electronics For Imaging Inc *	203	$5,453	0.00%
Equinix Inc *	1,220	$108,202	0.04%
Euronet Worldwide Inc *	306	$9,110	0.00%
F5 Networks Inc *	2,958	$110,008	0.04%
Fairchild Semiconductor Intl *	984	$18,381	0.01%
Fidelity National Information	4,340	$192,566	0.07%
Gartner Inc Cl A *	731	$17,880	0.01%
Harris Corp Del	2,054	$118,701	0.04%
Imation Corp	7,984	$195,848	0.07%
Infospace Inc *	311	$5,461	0.00%
Ingram Micro Inc Cl A *	1,409	$27,630	0.01%
Interdigital Communications Co *	585	$12,156	0.00%
Kla-Tencor Corp	5,749	$320,679	0.12%
Maxim Integrated Prods Inc	2,546	$74,725	0.03%
Micrel Inc	436	$4,709	0.00%
Microchip Technology Inc	3,278	$119,057	0.04%
Mks Instrs Inc *	11,320	$215,306	0.08%
Nuance Communications Inc *	1,220	$23,558	0.01%
on Semiconductor Corp / Semic *	1,143	$14,356	0.01%
Paychex Inc	3,687	$151,167	0.06%
Polycom Inc *	2,926	$78,592	0.03%
Red Hat Inc *	2,537	$50,410	0.02%
Tektronix Inc	10,890	$302,089	0.11%
Tellabs Inc *	10,803	$102,845	0.04%
Teradyne Inc *	15,868	$218,978	0.08%
Thq Inc *	2,299	$57,429	0.02%
Tibco Software Inc *	476	$3,518	0.00%
Vishay Intertechnlgyinc*	1,354	$17,643	0.01%
Xilinx Inc	1,211	$31,656	0.01%
Zebra Technologies Corp Cl A *	472	$17,223	0.01%
Total Information Technology		$3,539,196	1.30%

Materials
Ak Steel Holding Corp *	634	$27,864	0.01%
Aptargroup Inc	1,397	$52,904	0.02%
Cabot Corp	357	$12,684	0.00%
Chemtura Corp	1,773	$15,762	0.01%
Dow Chemical Corp	1,845	$79,446	0.03%
Eagle Materials Inc	2,417	$86,384	0.03%
Eastman Chem Co	1,219	$81,344	0.03%
Hecla Mng Co *	2,822	$25,257	0.01%
International Paper Co	4,605	$165,181	0.06%
Meadwestvaco Corp	4,930	$145,583	0.05%
Mosaic Co Brooklyn *	1,575	$84,294	0.03%
Olin Corp	2,756	$61,679	0.02%
Praxair Inc	434	$36,352	0.01%
Quanex Corp	577	$27,107	0.01%
Sonoco Prods Co	6,389	$192,820	0.07%
Steel Dynamics Inc	436	$20,361	0.01%
Texas Industries Inc	277	$21,745	0.01%
The Scotts Miracle-Gro Co Cl A	1,932	$82,593	0.03%
United Sts Stl Corp	155	$16,421	0.01%
Valspar Corp	1,077	$29,305	0.01%
Worthington Inds Inc	1,737	$40,924	0.02%
Total Materials		$1,306,010	0.48%

Telecommunication Services
Nii Hldgs Inc *	107	$8,790	0.00%
Total Telecommunication Services		$8,790	0.00%

Utilities
Alliant Energy Corp	297	$11,381	0.00%
Avista Corp	978	$19,902	0.01%
Black Hills Corp	770	$31,585	0.01%
Centerpoint Energy Inc	1,099	$17,617	0.01%
Entergy Corp New	450	$48,731	0.02%
National Fuel Gas Co N J	2,243	$104,995	0.04%
New Jersey Res Corp	495	$24,547	0.01%
Nicor Inc	1,368	$58,687	0.02%
Nisource Inc	1,326	$25,380	0.01%
Oneok Inc New	1,663	$78,826	0.03%
Pepco Hldgs Inc	973	$26,349	0.01%
Pinnacle West Capital Corp	2,337	$92,335	0.03%
Southern Un Co New	827	$25,728	0.01%
Westar Energy Inc	991	$24,339	0.01%
Xcel Energy Inc	1,310	$28,217	0.01%
Total Utilities		$618,619	0.23%

Total Common Stocks (United States) (cost - $18,760,953)		$18,782,598	6.93%

Common Stocks (Non-United States)
Bermuda
Financials
Arch Capital Group Ltd Bermud *	594	$44,200	0.02%
Endurance Splty	1,902	$79,028	0.03%
Renaissancere Holdings Ltd	1,220	$79,800	0.03%
Willis Group Holdings Ltd Ber	2,795	$114,427	0.04%
Total Financials		$317,455	0.12%

Industrials
Foster Wheeler Ltd *	552	$72,467	0.03%
Total Industrials		$72,467	0.03%

Information Technology
Accenture Ltd Hamilton	907	$36,507	0.01%
Total Information Technology		$36,507	0.01%

Total Bermuda		$426,428	0.16%

Brazil
Consumer Staples
Companhia Brasileira De Distri Adr	2,488	$75,436	0.03%
Total Consumer Staples		$75,436	0.03%

Financials
Banco Itau Hldg Financeira S Adr	248	$12,554	0.00%
Total Financials		$12,554	0.00%

Materials
Votorantim Celulose E Papel Sa Adr*	230	$6,583	0.00%
Total Materials		$6,583	0.00%

Total Brazil		$94,573	0.03%

Canada
Financials
Rbc Cad	1,625	$90,220	0.03%
Total Financials		$90,220	0.03%

Health Care
Biovail Corp	9,241	$160,516	0.06%
Total Health Care		$160,516	0.06%

Materials
Methanex Cad	555	$14,097	0.01%
Silver Standard Res *	1,798	$67,047	0.02%
Total Materials		$81,144	0.03%

Telecommunication Services
Rogers Cl-B Nvtg	713	$32,463	0.01%
Total Telecommunication Services		$32,463	0.01%

Total Canada		$364,343	0.13%

Cayman Islands
Energy
Noble Drilling Corp	2,697	$132,288	0.05%
Total Energy		$132,288	0.05%

Financials
Xl Capital Ltd Cl-A	812	$64,310	0.02%
Total Financials		$64,310	0.02%

Total Cayman Islands		$196,598	0.07%

France
Energy
Total Sa Adr	2,141	$173,485	0.06%
Total Energy		$173,485	0.06%

Information Technology
Business Objects Sa Levallois Adr*	472	$21,179	0.01%
Total Information Technology		$21,179	0.01%

Telecommunication Services
Mobile Telesystems Sp Adr	867	$60,092	0.02%
Total Telecommunication Services		$60,092	0.02%

Total France		$254,756	0.09%

Germany
Financials
Allianz Se Adr	435	$10,122	0.00%
Deutsche Bank Ag	827	$106,179	0.04%
Total Financials		$116,301	0.04%

Industrials
Siemens Ag Muenchen Adr	948	$130,113	0.05%
Total Industrials		$130,113	0.05%

Information Technology
Infineon Technologies Ag Muen Adr*	913	$15,685	0.01%
Total Information Technology		$15,685	0.01%

Total Germany		$262,099	0.10%

Great Britain
Consumer Staples
Unilever Plc Adr	357	$11,306	0.00%
Total Consumer Staples		$11,306	0.00%

Energy
Bp Amoco Plc Adr	2,576	$178,646	0.07%
Total Energy		$178,646	0.07%

Financials
Invesco Plc New Adr	867	$23,669	0.01%
Total Financials		$23,669	0.01%

Health Care
Astrazeneca Plc Adr	3,132	$156,819	0.06%
Shire Plc Adr	1,568	$116,001	0.04%
Total Health Care		$272,820	0.10%

Materials
Anglo Amer	1,495	$50,008	0.02%
Total Materials		$50,008	0.02%

Telecommunication Services
Vodafone Group Plc Sp Adr	4,056	$147,233	0.05%
Total Telecommunication Services		$147,233	0.05%

Total Great Britain		$683,681	0.25%

India
Financials
Hdfc Bank Ltd Adr	116	$12,427	0.00%
Icici Bank Ltd Spon Adr	387	$20,403	0.01%
Total Financials		$32,830	0.01%

Information Technology
Infosys Technologies Ltd Adr	669	$32,373	0.01%
Satyam Computer Services Ltd Adr	433	$11,210	0.00%
Total Information Technology		$43,583	0.01%

Total India		$76,413	0.02%

Indonesia
Telecommunication Services
Pt Telekomunikasi Indonesia (P Adr	866	$42,278	0.02%
Total Telecommunication Services		$42,278	0.02%

Japan
Consumer Discretionary
Abc Mart	800	$17,354	0.01%
Aisin Seiki	1,800	$71,834	0.03%
Alpine Elec	200	$2,942	0.00%
Aoki Holdings	1,700	$33,626	0.01%
Aoyama Trading	2,100	$53,315	0.02%
Asatsu	1,300	$41,821	0.02%
Askul Corporation	700	$16,950	0.01%
Benesse	200	$7,651	0.00%
Chiyoda	3,800	$54,548	0.02%
Daikoku Denki	100	$1,348	0.00%
Daito Tr Const	1,600	$77,068	0.03%
Dentsu	16	$45,351	0.02%
Fcc	5,900	$106,186	0.04%
Gunze	1,000	$4,921	0.00%
H2O Retailing Corp	24,000	$198,026	0.07%
Heiwa	6,700	$78,758	0.03%
Hikari Tsushin	800	$21,910	0.01%
His	3,200	$60,097	0.02%
Honda Motor Co	5,600	$187,941	0.07%
Japan Gnrl Estate	4,200	$67,702	0.03%
K'S Holdings	5,300	$115,433	0.04%
Kadokawa	1,200	$29,579	0.01%
Kinki Nippon Tour	4,000	$7,721	0.00%
Makita	2,300	$100,787	0.04%
Marui Group	800	$8,820	0.00%
Mazda Motor	15,000	$75,773	0.03%
Misawa Homes*	900	$8,240	0.00%
Mizuno	1,000	$5,582	0.00%
Nikon	5,000	$171,717	0.06%
Nishimatsuya	5,200	$65,873	0.02%
Nissei Build Kgyo	3,000	$3,521	0.00%
Nisshinbo Ind	10,000	$138,851	0.05%
Nok	4,200	$89,832	0.03%
Onward Holdings	6,000	$60,618	0.02%
Resorttrust	8,400	$178,568	0.07%
Royal Hldg	600	$7,084	0.00%
S'Tomo Rubber Ind	6,600	$82,862	0.03%
Sakai Ovex	8,000	$12,033	0.00%
Sanyo Shokai	5,000	$36,734	0.01%
Seiren	6,000	$39,543	0.01%
Shikibo	1,000	$1,174	0.00%
Showa	7,100	$84,510	0.03%
Sumitomo Fore	6,000	$49,454	0.02%
Toei	8,000	$41,455	0.02%
Tokai Rika	2,100	$58,427	0.02%
Tokai Rubber	1,400	$29,396	0.01%
Tokyo Style	16,000	$166,100	0.06%
Toyobo	8,000	$18,711	0.01%
Toyoda Gosei	1,900	$68,721	0.03%
Toyota Industries	2,700	$116,202	0.04%
Uss Co Ltd	430	$28,227	0.01%
Xebio	200	$4,869	0.00%
Yamada Denki	520	$51,405	0.02%
Yamaha	3,900	$87,315	0.03%
Yamaha Motor	3,200	$81,520	0.03%
Yamatane	1,000	$1,182	0.00%
Yokohama Rubber	17,000	$127,114	0.05%
Zephyr	22	$31,561	0.01%
Total Consumer Discretionary		$3,435,864	1.25%

Consumer Staples
Asahi Soft Drinks	500	$7,521	0.00%
Cawachi Limided	200	$5,373	0.00%
Coca West Holdings	2,500	$58,688	0.02%
Fancl	1,400	$18,210	0.01%
Heiwado	600	$9,552	0.00%
Itoham Foods	7,000	$28,483	0.01%
Izumiya	3,000	$16,798	0.01%
Japan Tobacco	22	$120,697	0.04%
Kikkoman	3,000	$45,229	0.02%
Kyokuyo	6,000	$10,590	0.00%
Morinaga Milk Ind	6,000	$23,997	0.01%
Nichirei	1,000	$4,582	0.00%
Nippon Bsm	4,000	$9,390	0.00%
Nippon Suisan	11,500	$60,692	0.02%
Nisshin Oillio	1,000	$4,226	0.00%
Nisshin Seifun Gr	4,500	$42,294	0.02%
Npn Flour Mills	1,000	$3,678	0.00%
Shiseido	3,000	$66,513	0.02%
Takara Holdings	22,000	$129,114	0.05%
Uni-Charm	700	$42,907	0.02%
Yamazaki Baking	7,000	$52,463	0.02%
Total Consumer Staples		$760,996	0.27%

Energy
Nippon Oil	3,000	$27,831	0.01%
Shinko Plantech	1,700	$24,595	0.01%
Showa Shell Sekiy	19,000	$243,994	0.09%
Tonengeneral	10,000	$100,422	0.04%
Toyo Kanetsu	1,000	$2,261	0.00%
Total Energy		$399,103	0.15%

Financials
Acom	5,170	$115,074	0.04%
Aichi Bank	1,600	$137,721	0.05%
Aioi Insurance	8,000	$46,464	0.02%
Bank Of Hiroshima	5,000	$27,257	0.01%
Cosmos Initia	7,000	$29,214	0.01%
Daibiru	1,200	$15,087	0.01%
Daishi Bank	3,000	$12,077	0.00%
Fuji F&M Ins	38,000	$129,514	0.05%
Hyakugo Bank	17,000	$98,144	0.04%
Hyakujushi Bank	1,000	$4,912	0.00%
Ichiyoshi Sec	800	$8,479	0.00%
Jaccs	2,000	$3,947	0.00%
Jafco	300	$11,112	0.00%
Japan Asia Invest	12,000	$59,262	0.02%
Jsfc	7,100	$68,275	0.03%
Juroku Bank	1,000	$5,564	0.00%
K K Da Vinci*	32	$24,011	0.01%
Kagoshima Bank	2,000	$14,259	0.01%
Kansai Urban Banking	2,000	$6,138	0.00%
Kenedix	8	$13,911	0.01%
Mitsubishi Estate	2,000	$57,210	0.02%
Mitsui Fudosan	3,000	$83,207	0.03%
Nippon Building Fund (Reit)	8	$116,159	0.04%
Nipponkoa Ins	2,000	$17,372	0.01%
Nomura Holdings Inc Adr	690	$11,489	0.00%
San-In Godo Bk	2,000	$15,824	0.01%
Sbi Hldg	166	$43,515	0.02%
Suruga Corporation	2,300	$41,995	0.02%
Takagi Securities	2,000	$6,521	0.00%
Takefuji	1,140	$22,599	0.01%
Tokyo Tatemono	2,000	$25,475	0.01%
Tokyo Tomin Bank	500	$14,650	0.01%
Total Financials		$1,286,434	0.49%

Health Care
Astellas Pharma	1,200	$57,488	0.02%
Chugai Pharm	2,100	$34,636	0.01%
Hisamitsu Pharm	2,300	$62,392	0.02%
Kaken Pharm	1,000	$7,243	0.00%
Kissei Pharm	3,000	$54,254	0.02%
Kyowa Hakko Kogyo	6,000	$61,714	0.02%
Mitsubishi Tanabe Pharma Corp	4,000	$50,428	0.02%
Mochida Pharm	10,000	$94,683	0.04%
Nipro	3,000	$59,210	0.02%
Olympus	5,000	$205,191	0.08%
Taisho Pharm	5,000	$98,248	0.04%
Takeda Pharmaceutical	1,000	$70,252	0.03%
Total Health Care		$855,738	0.32%

Industrials
Aida Engineering	1,000	$6,417	0.00%
Amano	100	$1,208	0.00%
Central Glass	3,000	$15,102	0.01%
Cntrl Jr	8	$84,859	0.03%
Dai Nippon Prtg	2,000	$28,553	0.01%
Daihen	2,000	$13,268	0.00%
Fanuc	800	$81,450	0.03%
Furukawa Electric	16,000	$78,181	0.03%
Glory	2,500	$79,337	0.03%
Hitachi Transsys	1,600	$18,474	0.01%
Ihi Corp	116,000	$364,092	0.14%
Itochu	14,000	$169,804	0.06%
Js Group	400	$6,949	0.00%
Kawasaki Kisen	6,000	$88,006	0.03%
Kinden	8,000	$73,034	0.03%
Kioritz	2,000	$5,825	0.00%
Kitagawa Iron	6,000	$11,320	0.00%
Komori	2,300	$56,293	0.02%
Kurita Water Ind	300	$10,173	0.00%
M'Bishi Elec	2,000	$25,040	0.01%
Marubeni	11,000	$100,804	0.04%
Matsushita Elec Works	16,000	$192,671	0.07%
Meisei Industrial	1,000	$3,530	0.00%
Mitsui Eng&Sb	16,000	$90,562	0.03%
Mitsui Osk Line	6,000	$97,083	0.04%
Mori Seiki	3,900	$100,709	0.04%
Nabtesco	6,000	$97,761	0.04%
Nachi Fujikoshi	20,000	$79,990	0.03%
Nagase	4,000	$47,298	0.02%
Nichias	5,000	$50,993	0.02%
Nippo Corporation	1,000	$7,990	0.00%
Nippon Carbon	5,000	$33,517	0.01%
Nippon Express	49,000	$243,264	0.09%
Nippon Yusen	13,000	$126,818	0.05%
Nishi-Nippon Rail	3,000	$10,746	0.00%
Nitto Boseki	6,000	$17,372	0.01%
Nsk	7,000	$61,349	0.02%
Ntn	12,000	$106,943	0.04%
Obayashi	6,000	$27,753	0.01%
Okamoto Machine	3,000	$10,068	0.00%
Okk	20,000	$62,427	0.02%
Osg	800	$8,319	0.00%
Sanki Engineering	12,000	$72,408	0.03%
Sankyo-Tateyama	15,000	$20,997	0.01%
Seino Hld	2,000	$18,450	0.01%
Shimizu	14,000	$76,077	0.03%
Sumitomo	8,300	$160,205	0.06%
Sumitomo Elec Ind	3,600	$57,279	0.02%
Sumitomo Heavy	3,000	$38,578	0.01%
Taihei Kogyo	1,000	$5,417	0.00%
Taisei	24,000	$69,487	0.03%
Takisawa Machine	3,000	$5,817	0.00%
Tokimec	8,000	$16,833	0.01%
Tokyo Leasing	800	$7,686	0.00%
Toppan Forms	3,400	$34,262	0.01%
West Jpn Rail	6	$28,588	0.01%
Yamazen	12,900	$67,408	0.03%
Total Industrials		$3,474,840	1.28%

Information Technology
Alpha Systems	2,000	$42,081	0.02%
Brother Inds	4,300	$54,958	0.02%
Dainpn Screen Mfg	12,000	$72,199	0.03%
Epson Toyokom	10,000	$60,079	0.02%
Fuji Soft	800	$16,346	0.01%
Fujifilm Hldg	800	$36,934	0.01%
Hamamatsu Photo	1,500	$43,299	0.02%
Hirose Electric	200	$24,292	0.01%
Hitachi	14,000	$93,118	0.03%
Hitachi Info Sys	2,300	$49,294	0.02%
Hitachi Kokusai Elec	7,000	$87,336	0.03%
Hitachi Software	5,600	$106,630	0.04%
Hokuriku Elec Ind	7,000	$11,259	0.00%
Horiba	700	$29,396	0.01%
Kaga Electronics	1,200	$18,571	0.01%
Koa	4,400	$62,357	0.02%
Micronics Japan	2,900	$68,835	0.03%
Mimasu Semicond	1,200	$26,918	0.01%
Nihon Unisys	4,300	$53,089	0.02%
Nintendo	300	$155,980	0.06%
Nippon Chemi-Con	8,000	$70,808	0.03%
Nippon Elec Glass	3,000	$48,255	0.02%
Obic	260	$50,366	0.02%
Otsuka Shokai	800	$78,390	0.03%
Sanken Electric	10,000	$48,950	0.02%
Square Enix	3,000	$99,118	0.04%
Taiyo Yuden	1,000	$19,780	0.01%
Tamura	1,000	$4,808	0.00%
Tokyo Electron	700	$44,307	0.02%
Tokyo Seimitsu	500	$10,390	0.00%
Toshiba	2,000	$18,658	0.01%
Yamatake	1,700	$56,906	0.02%
Yaskawa Electric	1,000	$12,442	0.00%
Yokogawa Electric	2,300	$27,956	0.01%
Total Information Technology		$1,704,106	0.65%

Materials
Achilles	7,000	$10,712	0.00%
Air Water	5,000	$55,645	0.02%
Asahi Kasei	17,000	$137,165	0.05%
Denki Kagakukogyo	7,000	$39,256	0.01%
Jfe Holdings	100	$7,077	0.00%
Kuraray	8,000	$101,204	0.04%
Kureha	1,000	$4,399	0.00%
Kurimoto	10,000	$29,561	0.01%
Lintec	6,300	$123,519	0.05%
Mitsui Chemicals	2,000	$19,841	0.01%
Nakayama Steel	3,000	$7,095	0.00%
Nifco	1,600	$38,256	0.01%
Nihon Nohyaku	14,000	$97,622	0.04%
Nippon Kayaku	15,000	$124,679	0.05%
Nippon Valqua Ind	7,000	$24,101	0.01%
Nippon Yakin	9,500	$94,905	0.04%
Nippon Zeon	16,000	$157,475	0.06%
Nissan Chem Ind	7,000	$86,302	0.03%
Nisshin Steel	34,000	$153,128	0.06%
Nitto Denko	700	$32,500	0.01%
Npn Carbide Ind *	1,000	$1,704	0.00%
Npn Synth Chem	1,000	$5,869	0.00%
Pacific Metals	1,000	$15,415	0.01%
Shin-Etsu Chemi	1,600	$110,455	0.04%
Shinagawa Refrac	2,000	$7,616	0.00%
Sumitomo Bakelite	3,000	$17,241	0.01%
Sumitomo Light Me	37,000	$65,305	0.02%
Taiyo Ink Mfg	600	$17,319	0.01%
Tokyo Ohka Kogyo	500	$10,803	0.00%
Tokyo Rope Mfg	8,000	$14,050	0.01%
Topy Industries	30,000	$80,077	0.03%
Tosoh	17,000	$110,116	0.04%
Toyo Ink Mfg	1,000	$3,382	0.00%
Yamato Kogyo	800	$38,395	0.01%
Total Materials		$1,842,190	0.68%

Telecommunication Services
Kddi	27	$200,009	0.07%
Total Telecommunication Services		$200,009	0.07%

Utilities
Chubu Ele	9,600	$248,315	0.09%
Kyushu Ele	2,100	$55,506	0.02%
Osaka Gas	17,000	$59,566	0.02%
Tokyo Ele	6,900	$173,977	0.06%
Tokyo Gas	26,000	$120,941	0.05%
Total Utilities		$658,305	0.24%

Total Japan		$14,617,585	5.40%

Korea South
Financials
Kookmin Bank Adr	599	$49,112	0.02%
Total Financials		$49,112	0.02%

Telecommunication Services
Kt Corp Spons Adr	2,108	$52,805	0.02%
Sktel New(Dtc)	5,708	$169,528	0.06%
Total Telecommunication Services		$222,333	0.08%

Utilities
Korea El.Pwr(Dtc)	1,181	$27,340	0.01%
Total Utilities		$27,340	0.01%

Total Korea South		$298,785	0.11%

Luxembourg
Telecommunication Services
Millicom Intl Cellular Sa*	690	$57,891	0.02%
Total Telecommunication Services		$57,891	0.02%

Mexico
Consumer Discretionary
Grupo Televisa Sa Adr	1,427	$34,491	0.01%
Total Consumer Discretionary		$34,491	0.01%

Materials
Cemex S.A.B. De C.V. Adr*	1,119	$33,480	0.01%
Total Materials		$33,480	0.01%

Telecommunication Services
Telefonos De Mexico Sa Telmex Adr	2,552	$83,884	0.03%
Total Telecommunication Services		$83,884	0.03%

Total Mexico		$151,855	0.05%

Netherlands
Information Technology
Stmicroelectronics Nv Adr	2,657	$44,505	0.02%
Total Information Technology		$44,505	0.02%

Peru
Materials
Compania De Minas Buenaventura Adr	1,456	$69,568	0.03%
Total Materials		$69,568	0.03%

Russia
Telecommunication Services
Vimpel Communications Ojsc Mo Adr	1,380	$37,315	0.01%
Total Telecommunication Services		$37,315	0.01%

South Africa
Energy
Sasol Ltd Adr	1,110	$47,719	0.02%
Total Energy		$47,719	0.02%

Spain
Energy
Repsol Ypf Sa Adr	3,550	$126,025	0.05%
Total Energy		$126,025	0.05%

Switzerland
Health Care
Novartis Inc Basle Adr	3,463	$190,326	0.07%
Total Health Care		$190,326	0.07%

Industrials
Abb Ltd Zuerich Adr	688	$18,046	0.01%
Total Industrials		$18,046	0.01%

Information Technology
Logitech International Sa App *	381	$11,259	0.00%
Total Information Technology		$11,259	0.00%

Total Switzerland		$219,631	0.08%

Taiwan Republic Of China
Information Technology
Taiwan Semiconductor Manufactu Adr	8,298	$83,976	0.03%
Total Information Technology		$83,976	0.03%

Total Common Stocks (Non-United States) (cost - $17,606,687)		$18,156,025	6.69%

United States Government Securities**

Maturity Face Value	Maturity Date	Description
$10,000,000	11/01/2007	U.S. Treasury Bills
(cost, including accrued interest, - $9,959,226)	$9,959,226	3.71%

Total investment securities (cost - $46,326,866)	$46,897,849	17.33%

FUTURES CONTRACTS

CONTRACTS PURCHASED
SECTOR	CONTRACT	EXPIRATION	EXCHANGE	NO. OF CONTRACTS	VALUE	% of Net Asset Value
ENERGY
	RBOB GAS	Nov-07	NYM	6	$(2,402)	0.00%

METALS
	GOLD	Dec-07	COMEX	33	28,960	0.01%
	COPPER	Dec-07	LME	47	158,656	0.06%
	ZINC	Dec-07	LME	1	(1,300)	0.00%
					186,316	0.07%

STOCK INDICIES
	DAX	Dec-07	EUREX	42	562,795	0.21%
	STOXX 50	Dec-07	EUREX	135	297,964	0.11%
	FTSE 100	Dec-07	LIFFE	31	119,676	0.04%
	HANG SANG	Oct-07	LIFFE	34	149,112	0.06%
	MSCI TAIWAN	Oct-07	SGX	66	52,870	0.02%
	MINI NASDAQ	Dec-07	CME	145	219,248	0.08%
	NIKKEI 225	Dec-07	SGX	81	308,511	0.12%
	SPI 200	Dec-07	SFE	30	206,553	0.08%
	CAC 40	Oct-07	EURONEXT	51	146,485	0.06%
	MINI S&P 500	Dec-07	CME	130	289,270	0.11%
					2,352,484	0.89%

SHORT-TERM INTEREST RATES
	AUSTRALIAN 90 DAY BANKER BILLS	Mar-08	ME	37	(1,694)	0.00%
	EURODOLLARS	Jun-08	CME	56	88	0.00%
	EURO-SCHATZ	Dec-07	EUREX	294	(90,214)	-0.03%
					(91,820)	-0.03%

LONG-TERM INTEREST RATES
	EURO-BOBL	Dec-07	EUREX	143	(100,917)	-0.04%
	EURO-BUND	Dec-07	EUREX	75	(147,605)	-0.06%
	MINI JAPANESE GOVERNMENT BOND	Dec-07	SIMEX	517	57,257	0.02%
	LONG GILT	Dec-07	LIFFE	34	(84,557)	-0.03%
	AUSTRALIAN 10-YEAR T-BOND	Dec-07	SFE	86	(144,203)	-0.05%
	AUSTRALIAN 3-YEAR T-BOND	Dec-07	SFE	180	(102,050)	-0.04%
	CANADIAN GOVERNMENT BOND	Dec-07	ME	37	12,240	-0.01%
	U.S. T-BOND	Dec-07	CBOT	152	(31,571)	-0.01%
	U.S. 10 YEAR NOTE	Dec-07	CBOT	262	143,281	0.05%
	U.S. 5 YEAR NOTE	Dec-07	CBOT	265	153,187	0.06%
					(244,938)	-0.11%

	Net unrealized gain on futures contracts purchased				2,199,640	0.82%

CONTRACTS SOLD
SECTOR	CONTRACT	EXPIRATION	EXCHANGE	NO. OF CONTRACTS	VALUE	% of Net Asset Value

ENERGY
	BRENT CRUDE	Nov-07	IPE	6	(13,690)	-0.01%
	GAS OIL	Oct-07	IPE	1	(2,000)	0.00%
	HEATING OIL	Nov-07	NYM	26	49,111	0.02%
	NATURAL GAS	Nov-07	NYM	8	(1,200)	0.00%
	LIGHT CRUDE	Nov-07	NYM	12	(26,400)	-0.01%
					5,821	0.00%

METALS
	COPPER	Dec-07	LME	20	(387,569)	-0.14%
	ZINC	Dec-07	LME	61	(337,079)	-0.12%
					(724,648)	-0.26%

STOCK INDICIES
	IBEX 35	Oct-07	MEFF-RV	15	(44,618)	-0.02%
					(44,618)	-0.02%

SHORT-TERM INTEREST RATES
	3-MONTH EURIBOR	Jun-08	LIFFE	67	26,972	0.01%
	EUROSWISS	Dec-07	LIFFE	105	(5,265)	0.00%
	SHORT STERLING	Jun-08	LIFFE	93	3,068	0.00%
	CANADIAN BANKERS ACCEPTANCE	Mar-08	ME	40	(24,158)	-0.01%
					617	0.00%

LONG-TERM INTEREST RATES
	U.S. 2 YEAR NOTE	Dec-07	CBOT	58	(24,188)	-0.01%
					(24,188)	-0.01%

	Net unrealized loss on futures contracts sold				(787,017)	-0.29%

	Net unrealized gain on futures contracts				$1,412,623	0.53%

FORWARD CURRENCY CONTRACTS

CONTRACTS PURCHASED
	COUNTERPARTY	MATURITY DATE	AMOUNT	CURRENCY	VALUE	% OF NET ASSET VALUE

	ABN AMRO	12/19/2007	217,860,000	Australian Dollar	$8,360,940	3.12%
	ABN AMRO	12/19/2007	134,753,318	British Pound	4,600,723	1.71%
	ABN AMRO	12/19/2007	83,338,897	Canadian Dollar	3,309,989	1.23%
	ABN AMRO	12/19/2007	230,441,370	Euro	9,380,431	3.50%
	ABN AMRO	12/19/2007	14,161,126,918	Japanese Yen	(90,144)	-0.03%
	ABN AMRO	12/19/2007	173,500,000	Mexican Peso	43,805	0.02%
	ABN AMRO	12/19/2007	22,800,000	New Zealand Dollar	852,683	0.32%
	ABN AMRO	12/19/2007	176,401,025	Swiss Franc	3,392,542	1.26%
	ABN AMRO	12/19/2007	18,530,000	Singapore Dollar	144,363	0.05%
	ABN AMRO	12/19/2007	27,500,000	South African Rand	105,439	0.04%

	Net unrealized gain on forward contracts purchased				30,100,771	11.22%

CONTRACTS SOLD
	COUNTERPARTY	MATURITY DATE	AMOUNT	CURRENCY	VALUE	% OF NET ASSET VALUE

	ABN AMRO	12/19/2007	152,430,000	Australian Dollar	(5,059,610)	-1.89%
	ABN AMRO	12/19/2007	109,379,140	British Pound	(2,965,769)	-1.11%
	ABN AMRO	12/19/2007	89,438,897	Canadian Dollar	(3,036,794)	-1.13%
	ABN AMRO	12/19/2007	168,559,697	Euro	(7,945,472)	-2.96%
	ABN AMRO	12/19/2007	19,241,551,399	Japanese Yen	(234,834)	-0.09%
	ABN AMRO	12/19/2007	158,000,000	Mexican Peso	(199,418)	-0.07%
	ABN AMRO	12/19/2007	5,800,000	New Zealand Dollar	(290,706)	-0.11%
	ABN AMRO	12/19/2007	215,331,576	Swiss Franc	(3,935,395)	-1.47%
	ABN AMRO	12/19/2007	7,140,000	Singapore Dollar	(105,111)	-0.04%
	ABN AMRO	12/19/2007	11,500,000	South African Rand	(81,365)	-0.02%

	Net unrealized loss on forward contracts sold				(23,854,474)	-8.89%

	Net unrealized gain on forward contracts				$6,246,297	2.33%

OPTIONS PURCHASED ON FORWARD CURRENCY CONTRACTS

COUNTERPARTY	Expiry Date	Market Put/Call	StrikePrice	Amount	Currency	VALUE	% OF NET ASSET VALUE
ABN AMRO	10/1/2007	USD Put / CAD Call	1.0280	490,000	USD	$17,042	0.01%
ABN AMRO	10/1/2007	GBP Call / USD Put	1.9990	170,000	GBP	7,889	0.00%
ABN AMRO	10/2/2007	USD Put / CAD Call	1.0260	140,000	USD	4,588	0.00%
ABN AMRO	10/2/2007	GBP Call / USD Put	1.9890	280,000	GBP	15,782	0.01%
ABN AMRO	10/3/2007	USD Put / CAD Call	1.0115	180,000	USD	3,313	0.00%
ABN AMRO	10/3/2007	EUR Call / USD Put	1.3965	340,000	EUR	10,477	0.00%
ABN AMRO	10/3/2007	GBP Call / USD Put	1.9985	400,000	GBP	18,799	0.01%
ABN AMRO	10/4/2007	USD Put / CAD Call	1.0050	1,030,000	USD	13,083	0.00%
ABN AMRO	10/4/2007	AUD Call / USD Put	0.8615	760,000	AUD	20,477	0.01%
ABN AMRO	10/4/2007	EUR Call / USD Put	1.4040	1,380,000	EUR	32,905	0.01%
ABN AMRO	10/4/2007	GBP Call / USD Put	2.0060	910,000	GBP	36,176	0.01%
ABN AMRO	10/4/2007	EUR Call / JPY Put	161.6000	250,000	EUR	5,017	0.00%
ABN AMRO	10/5/2007	AUD Call / USD Put	0.8625	1,930,000	AUD	50,484	0.02%
ABN AMRO	10/5/2007	EUR Call / USD Put	1.4065	360,000	EUR	7,850	0.00%
ABN AMRO	10/5/2007	GBP Call / USD Put	2.0135	670,000	GBP	22,197	0.01%
ABN AMRO	10/5/2007	EUR Call / JPY Put	162.1000	630,000	EUR	10,736	0.00%
ABN AMRO	10/9/2007	GBP Call / USD Put	2.0235	400,000	GBP	10,140	0.00%
ABN AMRO	10/9/2007	USD Call / JPY Put	114.7500	700,000	USD	4,308	0.00%
ABN AMRO	10/9/2007	AUD Call / USD Put	0.8690	2,230,000	AUD	46,066	0.02%
ABN AMRO	10/9/2007	EUR Call / GBP Put	0.6975	180,000	EUR	1,159	0.00%
ABN AMRO	10/9/2007	EUR Call / USD Put	1.4110	90,000	EUR	1,665	0.00%
ABN AMRO	10/9/2007	EUR Call / JPY Put	160.9500	320,000	EUR	8,383	0.00%
ABN AMRO	10/10/2007	EUR Call / USD Put	1.4130	1,240,000	EUR	21,313	0.01%
ABN AMRO	10/10/2007	GBP Call / USD Put	2.0120	1,030,000	GBP	36,441	0.01%
ABN AMRO	10/10/2007	AUD Call / USD Put	0.8725	2,340,000	AUD	42,089	0.02%
ABN AMRO	10/10/2007	USD Call / JPY Put	115.1500	2,190,000	USD	10,027	0.00%
ABN AMRO	10/11/2007	GBP Call / USD Put	2.0265	1,030,000	GBP	24,461	0.01%
ABN AMRO	10/11/2007	USD Call / JPY Put	115.1000	2,200,000	USD	10,867	0.00%
ABN AMRO	10/11/2007	EUR Call / JPY Put	163.2500	220,000	EUR	2,670	0.00%
ABN AMRO	10/11/2007	EUR Call / USD Put	1.4175	1,090,000	EUR	15,475	0.01%
ABN AMRO	10/11/2007	AUD Call / USD Put	0.8815	2,330,000	AUD	27,193	0.01%
ABN AMRO	10/12/2007	EUR Call / USD Put	1.4190	450,000	EUR	6,065	0.01%
ABN AMRO	10/12/2007	GBP Call / USD Put	2.0295	1,060,000	GBP	23,273	0.01%
ABN AMRO	10/12/2007	USD Call / CHF Put	1.1680	570,000	USD	2,308	0.00%
ABN AMRO	10/12/2007	USD Call / JPY Put	115.0000	2,260,000	USD	12,717	0.01%
ABN AMRO	10/12/2007	AUD Call / USD Put	0.8810	2,260,000	AUD	27,855	0.02%

Total options sold on forward currency contracts (premium received- $309,462)						$611,290	0.23%

OPTIONS WRITTEN ON FORWARD CURRENCY CONTRACTS

COUNTERPARTY	Expiry Date	Market Put/Call	StrikePrice	Amount	Currency	VALUE	% OF NET ASSET VALUE

ABN AMRO	10/1/2007	USD Put / CAD Call	1.0005	2,460,000	USD	$18,651	0.01%
ABN AMRO	10/1/2007	GBP Call / USD Put	2.0400	840,000	GBP	6,766	0.00%
ABN AMRO	10/2/2007	USD Put / CAD Call	0.9990	720,000	USD	4,997	0.00%
ABN AMRO	10/2/2007	GBP Call / USD Put	2.0335	1,390,000	GBP	19,718	0.01%
ABN AMRO	10/3/2007	USD Put / CAD Call	0.9845	910,000	USD	1,063	0.00%
ABN AMRO	10/3/2007	EUR Call / USD Put	1.4235	1,720,000	EUR	12,618	0.00%
ABN AMRO	10/3/2007	GBP Call / USD Put	2.0365	2,000,000	GBP	25,935	0.01%
ABN AMRO	10/4/2007	USD Put / CAD Call	0.9785	5,130,000	USD	3,479	0.00%
ABN AMRO	10/4/2007	AUD Call / USD Put	0.8890	3,790,000	AUD	19,300	0.01%
ABN AMRO	10/4/2007	EUR Call / USD Put	1.4330	6,890,000	EUR	26,107	0.01%
ABN AMRO	10/4/2007	GBP Call / USD Put	2.0480	4,560,000	GBP	33,046	0.01%
ABN AMRO	10/4/2007	EUR Call / JPY Put	165.8500	1,240,000	EUR	1,310	0.00%
ABN AMRO	10/5/2007	AUD Call / USD Put	0.8925	9,650,000	AUD	40,031	0.01%
ABN AMRO	10/5/2007	EUR Call / USD Put	1.4370	1,790,000	EUR	5,686	0.00%
ABN AMRO	10/5/2007	GBP Call / USD Put	2.0530	3,360,000	GBP	20,440	0.01%
ABN AMRO	10/5/2007	EUR Call / JPY Put	166.2000	3,130,000	EUR	3,304	0.00%
ABN AMRO	10/9/2007	GBP Call / USD Put	2.0620	1,990,000	GBP	8,760	0.00%
ABN AMRO	10/9/2007	USD Call / JPY Put	117.4000	3,500,000	USD	1,302	0.00%
ABN AMRO	10/9/2007	AUD Call / USD Put	0.8985	11,130,000	AUD	33,726	0.01%
ABN AMRO	10/9/2007	EUR Call / GBP Put	0.7110	920,000	EUR	565	0.00%
ABN AMRO	10/9/2007	EUR Call / USD Put	1.4405	440,000	EUR	1,314	0.00%
ABN AMRO	10/9/2007	EUR Call / JPY Put	164.9500	1,590,000	EUR	6,736	0.00%
ABN AMRO	10/10/2007	GBP Call / USD Put	2.0485	5,140,000	GBP	50,177	0.02%
ABN AMRO	10/10/2007	AUD Call / USD Put	0.9010	11,690,000	AUD	31,811	0.01%
ABN AMRO	10/10/2007	EUR Call / USD Put	1.4395	6,210,000	EUR	21,970	0.01%
ABN AMRO	10/10/2007	USD Call / JPY Put	117.7500	10,950,000	USD	3,178	0.00%
ABN AMRO	10/11/2007	USD Call / JPY Put	117.5500	11,000,000	USD	4,733	0.00%
ABN AMRO	10/11/2007	EUR Call / JPY Put	166.8000	1,120,000	EUR	1,704	0.00%
ABN AMRO	10/11/2007	EUR Call / USD Put	1.4455	5,450,000	EUR	13,512	0.01%
ABN AMRO	10/11/2007	GBP Call / USD Put	2.0625	5,140,000	GBP	26,345	0.00%
ABN AMRO	10/11/2007	AUD Call / USD Put	0.9080	11,630,000	AUD	19,278	0.01%
ABN AMRO	10/12/2007	EUR Call / USD Put	1.4470	2,230,000	EUR	5,449	0.00%
ABN AMRO	10/12/2007	GBP Call / USD Put	2.0680	5,290,000	GBP	22,165	0.01%
ABN AMRO	10/12/2007	USD Call / CHF Put	1.1910	2,830,000	USD	1,249	0.00%
ABN AMRO	10/12/2007	USD Call / JPY Put	117.6500	11,280,000	USD	5,052	0.00%
ABN AMRO	10/12/2007	AUD Call / USD Put	0.9080	11,320,000	AUD	21,215	0.01%

Total options purchased on forward currency contracts (premium paid- $175,222)						$522,692	0.17%

INVESTMENT SECURITIES SOLD SHORT

Common Stocks (United States)
Consumer Discretionary
Barnes & Noble Inc	1,546	$54,512	0.02%
Best Buy Inc	1,912	$87,990	0.03%
Brinker Intl Inc	79	$2,168	0.00%
Building Matls Hldg Corp	1,126	$11,913	0.00%
Callaway Golf Co	513	$8,213	0.00%
Champion Enterprises Inc ***	4,880	$53,582	0.02%
Dick'S Sporting Goods ***	912	$61,241	0.02%
Eastman Kodak Co	630	$16,859	0.01%
Fortune Brands Inc	1,022	$83,283	0.03%
Fossil Inc ***	2,374	$88,693	0.03%
Furniture Brands Intl Inc	236	$2,393	0.00%
Gamestop Corp New Cl A ***	1,235	$69,592	0.03%
Getty Images Inc ***	198	$5,512	0.00%
Gymboree Corp ***	825	$29,073	0.01%
Iconix Brand Group Inc***	436	$10,372	0.00%
International Game Technology	11,551	$497,848	0.19%
Jc Penney Co Inc	951	$60,265	0.02%
Johnson Ctls Inc	159	$18,779	0.01%
Jones Apparel Group Inc	2,402	$50,754	0.02%
Lowes Cos Inc	977	$27,376	0.01%
Mcgraw-Hill Cos Inc	512	$26,066	0.01%
Nordstrom Inc	832	$39,012	0.01%
P.F. Chang'S China Bistro Inc ***	318	$9,413	0.00%
Pinnacle Entertainment***	894	$24,344	0.01%
Ruby Tuesday Inc	222	$4,071	0.00%
Target Corp	198	$12,587	0.00%
Thor Industries Inc	793	$35,677	0.01%
Timberland Co Cl A ***	1,427	$27,056	0.01%
Tupperware Brands Corporation	631	$19,870	0.01%
Wms Industries Inc ***	8,901	$294,623	0.11%
Total Consumer Discretionary		$1,733,138	0.62%

Consumer Staples
Bjs Whsl Club Inc ***	672	$22,284	0.01%
Central European Distr Corp ***	669	$32,052	0.01%
Chattem Inc ***	768	$54,159	0.02%
Hain Celestial Group Inc ***	236	$7,583	0.00%
Hansen Nat Corp ***	4,167	$236,186	0.09%
Pepsico Inc	951	$69,670	0.03%
Procter & Gamble Co	9,020	$634,467	0.24%
Sara Lee Corp	6,022	$100,507	0.04%
Sysco Corp	674	$23,988	0.01%
Wm Wrigley Jr Co	950	$61,019	0.02%
Total Consumer Staples		$1,241,913	0.47%

Energy
Apache Corp	1,978	$178,139	0.07%
Cabot Oil & Gas Corp	1,254	$44,091	0.02%
Fmc Technologies Inc ***	3,548	$204,578	0.08%
Grant Prideco Inc ***	238	$12,976	0.00%
Halliburton Co	12,934	$496,666	0.19%
Helix Energy Solutions Group I ***	586	$24,882	0.01%
Helmerich & Payne Inc	3,769	$123,736	0.05%
Massey Energy Co	288	$6,284	0.00%
Natco Group Inc ***	762	$39,434	0.01%
Oil Sts Intl Inc ***	1,543	$74,527	0.03%
Rpc Inc	1,296	$18,416	0.01%
Schlumberger	832	$87,360	0.03%
Seacor Holdings Inc ***	37	$3,519	0.00%
St Mary Land & Expl Co	1,801	$64,242	0.02%
Stone Energy Corp ***	5,758	$230,378	0.09%
Teekay Corp	2,085	$122,619	0.05%
W-H Energy Svcs Inc ***	832	$61,360	0.02%
Weatherford International Ltd ***	319	$21,430	0.01%
Williams Companies Inc	1,130	$38,488	0.01%
Xto Energy Inc	275	$17,006	0.01%
Total Energy		$1,870,128	0.71%

Financials
Amb Property Corporation	634	$37,920	0.01%
Astoria Finl Corp	2,359	$62,584	0.02%
Bankunited Financial Corp Cl A	1,181	$18,353	0.01%
Boston Private Finl Hldgs Inc	634	$17,651	0.01%
Capital One Finl Corp	159	$10,562	0.00%
Cash America International Inc	460	$17,296	0.01%
Cbl & Associates Properties In Reit	7,670	$268,834	0.10%
Chubb Corp	1,823	$97,786	0.04%
Corporate Office Properties Tr Reit	389	$16,194	0.01%
Ezcorp Inc ***	4,100	$55,227	0.02%
Federal Realty Investment Trus Reit	238	$21,087	0.01%
First Cmnty Bancorp Calif	386	$21,118	0.01%
Firstmerit Corp	1,524	$30,114	0.01%
Health Care Reit Inc Reit	7,339	$324,677	0.12%
Hospitality Properties Trust	1,742	$70,812	0.03%
Hudson City Bancorp Inc	15,416	$237,098	0.09%
Keycorp Ny	1,141	$36,889	0.01%
Lasalle Hotel Properties Reit	156	$6,564	0.00%
M & T Bk Corp	395	$40,863	0.02%
Macerich Co Reit	436	$38,185	0.01%
Moodys Corp	394	$19,858	0.01%
Plum Creek Timber Company Inc Reit	354	$15,845	0.01%
Price T Rowe Group Inc	99	$5,513	0.00%
Raymond James Finl Inc	980	$32,193	0.01%
Realty Income Corp Reit	197	$5,506	0.00%
Regency Centers Corp	355	$27,246	0.01%
Regions Financial Corp New	1,299	$38,295	0.01%
Schwab Charles Corp New	6,235	$134,676	0.05%
Sei Investments Company	551	$15,031	0.01%
Stancorp Finl Group Inc	78	$3,862	0.00%
State Str Corp	79	$5,385	0.00%
Sterling Financial Corp (Washi	4,554	$122,548	0.05%
Unionbancal Corp	141	$8,236	0.00%
Ventas Inc Reit	848	$35,107	0.01%
Vornado Realty Trust Reit	196	$21,433	0.01%
Wachovia Corp	2,403	$120,510	0.04%
Wells Fargo Company	2,755	$98,133	0.04%
Total Financials		$2,139,190	0.80%

Health Care
Alkermes Inc ***	768	$14,131	0.01%
Allergan Inc	148	$9,542	0.00%
Amerigroup Corp ***	4,260	$146,885	0.05%
Amgen Inc ***	1,423	$80,499	0.03%
Biomarin Pharmaceutical Inc ***	5,513	$137,274	0.05%
Davita Inc ***	4,674	$295,303	0.11%
Gilead Sciences Inc ***	156	$6,376	0.00%
Health Net Inc ***	396	$21,404	0.01%
Hlth Corporation ***	197	$2,791	0.00%
Hologic Inc ***	9,415	$574,315	0.21%
Human Genome Sciences Inc ***	21,951	$225,876	0.08%
Inventiv Health Inc ***	2,844	$124,624	0.05%
Inverness Med Innovations Inc ***	436	$24,120	0.01%
Johnson & Johnson	8,434	$554,114	0.21%
Lifecell Corp ***	850	$31,935	0.01%
Medicis Pharmaceutical Corp Cl A New	2,086	$63,644	0.02%
Medtronic Inc	4,313	$243,296	0.09%
Merck & Co Inc	116	$5,996	0.00%
Myriad Genetics Inc ***	2,849	$148,575	0.06%
Nektar Therapeutics Shs***	3,333	$29,430	0.01%
Omnicare Inc	3,171	$105,055	0.04%
Pediatrix Med Group ***	2,021	$132,214	0.05%
Pss World Med Inc ***	822	$15,725	0.01%
Psychiatric Solutions Inc ***	4,659	$183,006	0.07%
The Trizetto Group Inc ***	5,376	$94,134	0.04%
Thoratec Corp ***	418	$8,648	0.00%
Total Health Care		$3,278,911	1.22%

Industrials
Acco Brands Corp ***	612	$13,733	0.01%
Administaff Inc	875	$31,763	0.01%
Alliant Techsystems Inc ***	276	$30,167	0.01%
Ametek Inc New	3,395	$146,732	0.05%
Amr Corp ***	1,494	$33,301	0.01%
Applied Indl Technologies Inc	157	$4,840	0.00%
Brinks Co	488	$27,269	0.01%
Burlington Northern Santa Fe C	195	$15,828	0.01%
C H Robinson Worldwide Inc	3,060	$166,127	0.06%
Clarcor Inc	634	$21,689	0.01%
Con-Way Inc	742	$34,132	0.01%
Copart Inc ***	1,783	$61,317	0.02%
Corporate Executive Brd Co	2,648	$196,588	0.07%
Deere & Co	669	$99,293	0.04%
Dollar Thrifty Automotive Gro ***	3,705	$128,526	0.05%
Donaldson Inc	1,059	$44,224	0.02%
Emerson Electric Co	7,765	$413,253	0.15%
Esterline Technologies Corp ***	1,229	$70,114	0.03%
Fluor Corp (New)	354	$50,969	0.02%
Fti Consulting Inc ***	317	$15,948	0.01%
Gardner Denver Inc ***	793	$30,927	0.01%
Genesee & Wyo Inc Cl A ***	2,619	$75,532	0.03%
Geo Group Inc***	548	$16,226	0.01%
Graco Inc	759	$29,684	0.01%
Kirby Corp ***	920	$40,609	0.02%
Knight Trans Inc	1,427	$24,559	0.01%
Lincoln Elec Hldgs Inc	114	$8,848	0.00%
Miller Herman Inc	1,030	$27,954	0.01%
Monster Worldwide Inc ***	1,587	$54,053	0.02%
Norfolk Southn Corp	1,038	$53,883	0.02%
Raytheon Company	2,636	$168,230	0.06%
Regal-Beloit Corp	624	$29,883	0.01%
Roper Inds Inc New	342	$22,401	0.01%
Skywest Inc	2,442	$61,465	0.02%
Teledyne Technologies Inc ***	661	$35,291	0.01%
United Technologies Corp	1,574	$126,676	0.05%
Watsco Inc Cl A	1,457	$67,649	0.03%
Yrc Worldwide Inc ***	118	$3,224	0.00%
Total Industrials		$2,482,908	0.93%

Information Technology
Activision Inc ***	10,235	$220,974	0.08%
Amphenol Corporation (New) Cl A	2,834	$112,680	0.04%
Arrow Electrs Inc ***	866	$36,822	0.01%
Avnet Inc ***	555	$22,122	0.01%
Brightpoint Inc ***	12,675	$190,252	0.07%
Brocade Communications System Inc ***	3,330	$28,505	0.01%
Cabot Microelectronics Corp ***	350	$14,963	0.01%
Comtech Telecommunications Cor ***	1,452	$77,667	0.03%
Cymer Inc ***	79	$3,033	0.00%
Cypress Semiconductor Corp ***	272	$7,945	0.00%
Diodes Inc ***	1,511	$48,503	0.02%
Dst Sys Inc Del ***	1,183	$101,513	0.04%
Earthlink Inc ***	11,428	$90,510	0.03%
Ebay Inc ***	6,626	$258,547	0.10%
Electronic Arts Inc ***	119	$6,663	0.00%
Fei Co ***	869	$27,313	0.01%
Flir Sys Inc ***	159	$8,807	0.00%
Global Pmts Inc	6,053	$267,664	0.10%
Hutchinson Technology Inc ***	2,492	$61,303	0.02%
Informatica Corp ***	21,801	$342,276	0.13%
Kemet Corp ***	600	$4,410	0.00%
Lsi Corporation ***	515	$3,821	0.00%
Mentor Graphics Corp ***	2,124	$32,072	0.01%
Micron Technology Inc ***	2,967	$32,934	0.01%
Micros Sys Inc ***	2,333	$151,808	0.06%
Microsemi Corp ***	3,574	$99,643	0.04%
Motorola Inc	19,946	$369,599	0.14%
National Semiconductor Corp	8,936	$242,344	0.09%
Network Appliance Inc ***	866	$23,304	0.01%
Novell Inc ***	1,096	$8,373	0.00%
Plantronics Inc New	1,063	$30,349	0.01%
Semtech Corp ***	7,428	$152,125	0.06%
Sigma Designs Inc ***	68	$3,280	0.00%
Silicon Laboratories Inc ***	3,625	$151,380	0.06%
Supertex Inc ***	2,841	$113,299	0.04%
Trident Microsystems Inc ***	3,644	$57,903	0.02%
Veeco Instrs Inc Del ***	2,973	$57,617	0.02%
Western Digital Corp ***	1,277	$32,334	0.01%
Wind River Systems Inc ***	3,515	$41,372	0.02%
Yahoo Inc ***	2,937	$78,836	0.03%
Zoran Corp ***	1,062	$21,452	0.01%
Total Information Technology		$3,636,318	1.35%

Materials
Airgas Inc	2,119	$109,404	0.04%
Albemarle Corp	79	$3,492	0.00%
Ashland Inc	1,731	$104,224	0.04%
Century Alum Co ***	119	$6,265	0.00%
Ecolab Inc	7,917	$373,682	0.14%
Fmc Corp	436	$22,681	0.01%
Freeport Mcmoran Copper & Gold	512	$53,704	0.02%
International Flavors & Fragra	157	$8,299	0.00%
Louisiana-Pac Corp	4,251	$72,139	0.03%
Lubrizol Corp	945	$61,482	0.02%
Martin Marietta Materials Inc	159	$21,234	0.01%
Monsanto Co (New)	4,568	$391,660	0.15%
Nucor Corp	932	$55,426	0.02%
Packaging Corp Amer	8,386	$243,781	0.09%
Reliance Steel & Aluminum Co	865	$48,907	0.02%
Schnitzer Steel Inds Inc Cl A	2,203	$161,458	0.06%
Stillwater Mng Co ***	695	$7,152	0.00%
Total Materials		$1,744,990	0.65%

Telecommunication Services
American Tower***	1,189	$51,769	0.02%
Crown Castle International Cor ***	6,073	$246,746	0.09%
Sprint Nextel Corp	2,446	$46,474	0.02%
Total Telecommunication Services		$344,989	0.13%

Utilities
Ameren Corp	5,833	$306,233	0.11%
Cleco Corp New	1,708	$43,161	0.02%
Nstar	1,070	$37,247	0.01%
Pnm Res Inc	318	$7,403	0.00%
Total Utilities		$394,043	0.14%

Total Common Stocks (United States) (proceeds - $18,665,639)		$18,866,528	7.02%

Common Stocks (Non-United States)
Bermuda
Consumer Discretionary
Orient-Exp Htls	708	$36,299	0.01%
Total Consumer Discretionary		$36,299	0.01%

Financials
Everest Reinsurance Group Ltd	1,109	$122,256	0.05%
Partnerre Ltd Bermuda	1,506	$118,959	0.04%
Total Financials		$241,215	0.09%

Information Technology
Marvell Technology Group Ltd ***	157	$2,570	0.00%
Total Information Technology		$2,570	0.00%

Total Bermuda		$280,084	0.10%

Brazil
Consumer Staples
Cia De Bebidas Das Americas-Am Adr	300	$21,939	0.01%
Total Consumer Staples		$21,939	0.01%

Energy
Petroleo Brasil	1,060	$80,030	0.03%
Total Energy		$80,030	0.03%

Industrials
Embraer-Empresa Brasileira De Adr	113	$4,963	0.00%
Total Industrials		$4,963	0.00%

Materials
Cia Vale Do Rio Doce Adr	2,575	$87,370	0.03%
Total Materials		$87,370	0.03%

Telecommunication Services
Tim Particpacoes S A Spons Adr Pfd	2,944	$119,409	0.04%
Total Telecommunication Services		$119,409	0.04%

Total Brazil		$313,710	0.11%

Canada
Consumer Discretionary
Magna Cl-A	906	$87,257	0.03%
Total Consumer Discretionary		$87,257	0.03%

Energy
Cameco Corp	1,730	$79,995	0.03%
Encana	1,468	$90,796	0.03%
Talisman Energy Inc	15,863	$312,501	0.12%
Ultra Petroleum Corpcom***	912	$56,580	0.02%
Total Energy		$539,873	0.20%

Financials
Brookfield Ppty Corp Cad	824	$20,518	0.01%
Manulife Financial Corp	3,153	$130,093	0.05%
Sun Life Financial Inc	2,706	$141,930	0.05%
Total Financials		$292,540	0.11%

Industrials
Canadian Natl Railway Cad	1,800	$102,600	0.04%
Total Industrials		$102,600	0.04%

Information Technology
Research In Motion Cad***	192	$18,922	0.01%
Total Information Technology		$18,922	0.01%

Materials
Agnico	904	$45,019	0.02%
Agrium Cad Npv	1,578	$85,812	0.03%
Goldcorp Inc New Cad Npv Cl A Sub Vtg Sh	6,496	$198,518	0.07%
Pan American Silver Corp Can ***	1,102	$31,848	0.01%
Total Materials		$361,196	0.13%

Total Canada		$1,402,388	0.52%

Cayman Islands
Materials
Apex Silver Mines Ltd ***	155	$3,015	0.00%
Total Materials		$3,015	0.00%

France
Financials
Axa Paris Adr	8,552	$381,505	0.14%
Total Financials		$381,505	0.14%

Great Britain
Financials
Barclays Plc Adr	119	$5,786	0.00%
Total Financials		$5,786	0.00%

Hong Kong
Telecommunication Services
China Mobile Ltd Adr	191	$15,670	0.01%
Total Telecommunication Services		$15,670	0.01%

Israel
Information Technology
Nice Sys Ltd Adr***	562	$20,142	0.01%
Total Information Technology		$20,142	0.01%

Japan
Consumer Discretionary
Arnest One	2,700	$15,329	0.01%
Aruze	2,000	$89,032	0.03%
Asics	1,000	$15,459	0.01%
Autobacs Seven	600	$15,572	0.01%
Belluna	3,150	$31,934	0.01%
Bridgestone	100	$2,208	0.00%
Calsonic Kansei	9,000	$35,135	0.01%
Canon Marketing	3,100	$61,992	0.02%
Daiei ***	8,300	$65,670	0.02%
Daihatsu Motor	3,000	$31,118	0.01%
Daiichikosho	1,600	$17,834	0.01%
Daiwa House Industry	3,000	$39,099	0.01%
Denso	1,600	$60,236	0.02%
Edion	21,100	$234,638	0.09%
Exedy	1,700	$52,915	0.02%
Fast Retailing	800	$46,116	0.02%
Foster Electric	200	$3,573	0.00%
Funai	100	$4,347	0.00%
Futaba Industrial	1,000	$25,736	0.01%
Goldcrest	320	$14,690	0.01%
Haseko***	3,500	$8,368	0.00%
Hitachi Koki	8,200	$141,164	0.05%
Juki	7,000	$66,583	0.02%
Kayaba Industries	9,000	$43,194	0.02%
Keihin Corp	1,200	$22,797	0.01%
Koito Mfg	1,000	$12,181	0.00%
Komeri	700	$18,806	0.01%
Kurabo Industries	7,000	$17,406	0.01%
Matsushita Elec Industrial	12,000	$224,840	0.08%
Matsushita Electric Industrial Adr	2,854	$52,942	0.02%
Musashi Seimitsu	1,400	$44,429	0.02%
Ngk Spark Plug	8,000	$124,158	0.05%
Nhk Spring	2,000	$15,233	0.01%
Nissan Motor	2,100	$21,016	0.01%
Nissen Hd	1,500	$8,595	0.00%
Nissin Kogyo	100	$2,878	0.00%
Nitori	50	$2,361	0.00%
Parco	700	$9,330	0.00%
Point	390	$13,428	0.01%
Press Kogyo	10,000	$41,473	0.02%
Rakuten	553	$216,603	0.08%
Riken	17,000	$85,432	0.03%
Ryohin Keikaku	900	$51,724	0.02%
Sanden	32,000	$178,342	0.07%
Sanei-International	600	$11,998	0.00%
Sankyo	2,700	$109,160	0.04%
Sharp	1,000	$18,128	0.01%
Shimano	200	$6,990	0.00%
Sony	600	$29,057	0.01%
Stanley Electric	300	$7,225	0.00%
Suzuki Motor	600	$17,737	0.01%
Tamron	2,800	$103,465	0.04%
Toho	5,800	$114,472	0.04%
Tokyo Dome ***	5,000	$26,953	0.01%
Toyota Auto Body	200	$3,309	0.00%
Toyota Mtr Corp	668	$78,062	0.03%
United Arrows Ltd	1,100	$13,437	0.01%
Zenrin	500	$12,520	0.00%
Total Consumer Discretionary		$2,838,430	1.06%

Consumer Staples
Aderans Holdings	2,500	$52,276	0.02%
J-Oil Mills	1,000	$2,713	0.00%
Kobayashi Pharm	600	$21,284	0.01%
Mandom	600	$14,659	0.01%
Meiji Seika	3,000	$15,076	0.01%
Mitsui Sugar	22,000	$77,659	0.03%
Npn Meat Packers	1,000	$11,094	0.00%
Oenon Hdgs	3,000	$6,417	0.00%
Sugi Pharmacy	6,500	$158,240	0.06%
Sundrug	4,300	$97,766	0.04%
Toyo Suisan	3,000	$56,340	0.02%
Total Consumer Staples		$513,524	0.20%

Energy
Aoc Holdings	11,400	$185,944	0.07%
Cosmo Oil	10,000	$47,646	0.02%
Nippon Mining	10,500	$105,351	0.04%
Total Energy		$338,942	0.13%

Financials
77 Bank	2,000	$13,442	0.01%
Aeon Credit	4,500	$48,320	0.02%
Aiful	2,650	$41,473	0.02%
Apamanshop	223	$79,106	0.03%
Awa Bank	5,000	$24,649	0.01%
Bank Of Kyoto	2,000	$24,223	0.01%
Century Leasing	200	$2,203	0.00%
Chiba Bk	6,000	$46,324	0.02%
Chugoku Bank	1,000	$13,572	0.01%
Chuo Mitsui Trust Holdings	8,000	$62,322	0.02%
Credit Saison	5,400	$138,973	0.05%
Daito Bank	1,000	$1,174	0.00%
Daiwa Sec Grp Inc	8,000	$76,094	0.03%
Hokuhoku	27,000	$76,294	0.03%
Iyo Bank	5,000	$48,428	0.02%
Joint Corp	1,900	$50,715	0.02%
Joyo Bank	2,000	$11,146	0.00%
Leopalace21	300	$9,834	0.00%
Millea Holdings	3,200	$128,540	0.05%
Mitsui Sumi Ins	1,000	$11,729	0.00%
Mizuho Financial	12	$68,339	0.03%
Nikko Cordial	20,000	$250,924	0.09%
Nishi Nippon City Bank	17,000	$47,742	0.02%
Nissay Dowa	17,000	$103,908	0.04%
Nomura Holdings	9,300	$155,734	0.06%
Ogaki Kyoritsu Bk	1,000	$5,460	0.00%
Orix	340	$77,451	0.03%
Pacific Management	3	$3,730	0.00%
Promise	950	$23,127	0.01%
Resona Hldgs	23	$39,395	0.01%
Shiga Bank	17,000	$116,915	0.04%
Shizuoka Bank	6,000	$58,218	0.02%
Smfg	14	$108,942	0.04%
Sompo Jpn	4,000	$45,838	0.02%
Sumitomo T&B	4,000	$30,222	0.01%
Suruga Bank	2,000	$24,397	0.01%
Tokyu Livable Inc	2,300	$39,435	0.01%
Urban	100	$1,620	0.00%
Total Financials		$2,109,960	0.79%

Health Care
Alfresa Holdings	800	$50,985	0.02%
Eisai	7,200	$339,921	0.13%
Miraca	800	$18,119	0.01%
Rohto Pharm	12,000	$140,851	0.05%
Santen Pharm	300	$7,499	0.00%
Suzuken	1,700	$57,201	0.02%
Sysmex Corp	100	$3,852	0.00%
Towa Pharm	100	$4,330	0.00%
Tsumura	7,000	$124,462	0.05%
Total Health Care		$747,220	0.28%

Industrials
Amada	1,000	$11,164	0.00%
Arrk	1,100	$7,355	0.00%
Asahi Diamond Ind	2,000	$14,207	0.01%
Asahi Glass	1,000	$13,433	0.01%
Asahi Pretec	1,400	$45,646	0.02%
Chiyoda	2,000	$35,995	0.01%
Chugai Ro	8,000	$29,144	0.01%
Ckd	200	$1,852	0.00%
Daimei Tele Eng	4,000	$46,568	0.02%
Fuji Electric Holdings	39,000	$173,612	0.06%
Fujikura	21,000	$132,739	0.05%
Hanwa	1,000	$5,060	0.00%
Hino Motors	11,000	$83,972	0.03%
Hitachi Cable	7,000	$43,333	0.02%
Hitachi High-Tech	1,200	$27,440	0.01%
Jgc	3,000	$57,775	0.02%
Jtekt	9,900	$174,303	0.06%
Kamigumi	3,000	$25,171	0.01%
Keihan Elec Rail	7,000	$29,214	0.01%
Keisei Elec Rail	2,000	$11,077	0.00%
Kimmon Mfg ***	6,000	$6,677	0.00%
Komai Tekko	1,000	$2,234	0.00%
Komatsu	300	$10,068	0.00%
Kubota	3,000	$24,675	0.01%
Kyowa Exeo	2,000	$20,954	0.01%
Meidensha	1,000	$3,191	0.00%
Minebea	22,000	$150,346	0.06%
Misumi	4,100	$69,513	0.03%
Mitsubishi	2,500	$79,120	0.03%
Mitsubishi Heavy	8,000	$52,237	0.02%
Mitsubishi Logistics	3,000	$42,203	0.02%
Mitsui	6,000	$145,546	0.05%
Nec Networks	1,600	$17,626	0.01%
Ngk Insulators	3,000	$96,509	0.04%
Nichiha	2,500	$27,083	0.01%
Nippon Filcon	2,900	$21,356	0.01%
Nippon Konpo Unyu	1,000	$13,598	0.01%
Nippon Sheet Glass	28,000	$170,899	0.06%
Nippon Thompson	6,000	$53,315	0.02%
Nissha Printing	3,600	$104,543	0.04%
Nissin Electric	45,000	$207,364	0.08%
O-M	1,000	$8,555	0.00%
Odakyu Railway	2,000	$12,885	0.00%
Okumura	5,000	$25,431	0.01%
Ryobi	6,000	$38,969	0.01%
Sankyu	2,000	$11,494	0.00%
Sanwa Holdings Corp	6,000	$33,596	0.01%
Sato	500	$9,325	0.00%
Secom	700	$33,656	0.01%
Shinmaywa	1,000	$4,773	0.00%
Sintokogio	100	$1,502	0.00%
Smc	1,200	$164,118	0.06%
Sodick	1,900	$12,753	0.00%
Sohgo Security	1,400	$22,714	0.01%
Sojitz	11,800	$51,298	0.02%
Sumitomo Ware-H	2,000	$12,764	0.00%
Tadano	3,000	$40,247	0.02%
Tobu Railway	5,000	$23,475	0.01%
Toda	8,000	$42,151	0.02%
Tsubakimoto Chain	10,000	$66,426	0.02%
Tsugami	1,000	$3,800	0.00%
Ushio	4,500	$81,772	0.03%
Wakachiku Const ***	1,000	$939	0.00%
Yusen Air & Sea	300	$6,169	0.00%
Total Industrials		$2,996,929	1.09%

Information Technology
Alps Electric	24,300	$291,985	0.11%
Argo Graphics	1,200	$18,196	0.01%
Canon	100	$5,451	0.00%
Canon Finetech	1,400	$24,053	0.01%
Canon Inc Adr	476	$25,842	0.01%
Citizen Holdings	6,500	$65,331	0.02%
Cmk	2,800	$29,944	0.01%
Csk Hld	6,900	$269,365	0.10%
Disco	1,500	$83,598	0.03%
Dts Corporation	5,400	$101,648	0.04%
Eizo Nanao	100	$3,287	0.00%
Enplas	100	$1,285	0.00%
Fujitsu	34,000	$240,038	0.09%
Hoshiden	3,500	$52,280	0.02%
Hoya	4,000	$136,330	0.05%
Icom	1,200	$34,326	0.01%
Konami	6,900	$187,776	0.07%
Lasertec	1,200	$27,440	0.01%
Nidec	2,100	$146,616	0.05%
Nihon Dempa Kogyo	200	$12,451	0.00%
Ns Solutions	300	$8,295	0.00%
Nsd	600	$9,484	0.00%
Oki Electric Ind ***	11,000	$18,937	0.01%
Ricoh	1,000	$21,128	0.01%
Rohm	2,100	$185,324	0.07%
Shimadzu	1,000	$10,225	0.00%
Shindengen Elec	1,000	$4,399	0.00%
Shinkawa	300	$5,491	0.00%
Smk	7,000	$57,453	0.02%
Star Micronics	300	$9,286	0.00%
Sumida Corp	2,900	$48,537	0.02%
Trend	500	$21,606	0.01%
Uniden	3,000	$19,850	0.01%
Yahoo Jpn	139	$52,571	0.02%
Yamaichi Elec	500	$3,013	0.00%
Total Information Technology		$2,232,836	0.81%

Materials
Adeka	3,800	$39,812	0.01%
Daicel Chem Ind	30,000	$237,100	0.09%
Dic Corporation	42,000	$185,871	0.07%
Godo Steel	18,000	$69,174	0.03%
Hitachi Chemical	1,100	$22,714	0.01%
Hitachi Metals	7,000	$86,667	0.03%
Kaneka	12,000	$100,787	0.04%
M'Bishi Paper Mls	33,000	$63,122	0.02%
Mitsubishi Gas Chem	19,000	$175,934	0.07%
Mitsubishi Rayon	7,000	$49,541	0.02%
Mitsui Mining and Smelting	8,000	$34,430	0.01%
Neturen	7,700	$105,577	0.04%
Nippon Shokubai	32,000	$311,055	0.12%
Nippon Soda	5,000	$22,997	0.01%
Npn Light Metal	8,000	$17,598	0.01%
Rengo	7,000	$47,168	0.02%
S'Tomo Metal Mng Co	2,000	$48,515	0.02%
S'Tomo Osaka Ceme	3,000	$7,382	0.00%
Shin-Etsu Polymer	600	$6,516	0.00%
Showa Denko	59,000	$223,145	0.08%
Sumitomo Chemical	52,000	$445,333	0.17%
Teijin	1,000	$4,878	0.00%
Tokuyama	10,000	$151,545	0.06%
Tokyo Steel Mfg	1,700	$26,369	0.01%
Tokyo Tekko	5,000	$27,909	0.01%
Toray Industries	1,000	$7,929	0.00%
Ube Industries	87,000	$307,864	0.11%
Yodogawa Steel	2,000	$9,929	0.00%
Total Materials		$2,836,861	1.06%

Utilities
Chugoku Ele	5,000	$101,509	0.04%
Okinawa Ele	1,500	$95,335	0.04%
Total Utilities		$196,844	0.08%

Total Japan		$14,811,546	5.50%

Mexico
Materials
Cemex S.A.B. De C.V. Adr***	31	$928	0.00%
Total Materials		$928	0.00%

Netherlands
Consumer Discretionary
Royal Philips Electronics Nv Adr	2,854	$128,259	0.05%
Total Consumer Discretionary		$128,259	0.05%

Energy
Core Laboratories N V ***	867	$110,447	0.04%
Total Energy		$110,447	0.04%

Financials
Ing Groep N V Adr	1,029	$45,595	0.02%
Total Financials		$45,595	0.02%

Information Technology
Asml Hldg N V Adr***	2,418	$79,455	0.03%
Total Information Technology		$79,455	0.03%

Total Netherlands		$363,756	0.14%

Philippines
Telecommunication Services
Philippine Long Dist Sp Adr	832	$53,531	0.02%
Total Telecommunication Services		$53,531	0.02%

South Africa
Information Technology
Net 1 Ueps Technologies Inc ***	1,353	$36,761	0.01%
Total Information Technology		$36,761	0.01%

Materials
Randgold Resources Ltd South Africa	4,785	$159,053	0.06%
Total Materials		$159,053	0.06%

Total South Africa		$195,814	0.07%

Spain
Financials
Banco Bilbao Vizcaya Argentari Adr	310	$7,217	0.00%
Total Financials		$7,217	0.00%

Taiwan Republic Of China
Information Technology
Gigamedia Ltd ***	8,499	$137,344	0.05%
Siliconware Precision Industri Adr	10,497	$127,014	0.05%
Total Information Technology		$264,358	0.10%

Turkey
Telecommunication Services
Turkcell Iletisim Hizmetleri Adr	140	$2,979	0.00%
Total Telecommunication Services		$2,979	0.00%

Total Common Stocks (Non-United States) (proceeds - $17,575,518)		$18,122,428	6.72%

Total investment securities sold short (proceeds - $36,241,157)		$36,988,956	13.74%

*	Non-income producing security.

**	Pledged as collateral for the trading of futures, forward and equity securities.

***	Security did not pay a dividend during the previous twelve months.

ADR	American Depository Receipt

NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

Note 1.	PORTFOLIO VALUATION

A.	Futures and Forward Currency Contracts

Investment transactions are accounted for on the trade date. Gains or losses are realized when contracts are liquidated. Net unrealized gains or losses on open contracts (the difference between contract purchase price and market price) are reflected in the statement of assets and liabilities. The market value of futures contracts is determined by various futures exchanges, and reflects the settlement price for each contract as of the close of business of the last business day of the reporting period. The market value of forward currency contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) of the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

B.	Investment Securities

Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. Securities transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis. U.S. government securities are stated at cost plus accrued interest, which approximates market value.

C.	Options

The market value of option (non-exchange traded) contracts is calculated by applying an industry-standard adaptation of the Black-Scholes options valuation model to foreign currency options, using as input, the spot prices, interest rates and option implied volatilities quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period.

D.	Foreign Currency Transactions

The Trust’s functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of assets and liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income.

NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

Note 2.	INVESTMENTS

The U.S. federal income tax basis of the Trusts investment at September 30, 2007 was as follows:

Investment securities	46,897,849
Securities sold short	(36,988,956)
Purchased options on forward currency contracts	611,290
Written options on forward currency contracts	(522,691)
Open forward currency contracts	6,207,045
Open futures contracts	2,596,731

The U.S. federal income tax basis of the Trust’s investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized depreciation for federal income tax purposes was $1,144,856 (gross unrealized appreciation was $402,557 and gross unrealized depreciation was $1,547,413).

Item 2. Controls and Procedures

a)
The registrant’s principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b)
There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Campbell Multi-Strategy Trust

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Treasurer and Assistant Secretary

Date	November 29, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Theresa D. Becks
Theresa D. Becks, Chief Executive Officer

Date	November 29, 2007

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Treasurer and Assistant Secretary

Date	November 29, 2007